RESTRUCTURING CHARGES - Restructuring Reserve - 10K (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Balance Beginning of Year				$ 13.7	$ 11.8	$ 14.0	$ 14.0	$ 13.7
(Income) Expense, Net					1.8		10.5	23.4
Foreign Currency Translation					0.0		(0.3)	(0.5)
Cash utilized, net					(3.7)		(12.4)	(22.6)
Non-cash utilized, net					(0.1)		0.0	0.0
Balance End of Year	$ 9.8	$ 11.8			9.8		11.8	14.0	$ 13.7
Gain on sale of property, plant and equipment for 2014 other immaterial actions								(2.6)
Portion of restructuring benefits recorded within (loss) income from discontinued operations								0.5
Restructuring and related charges	0.5		$ (3.6)		1.8	(3.1)	10.5	21.3	3.5
Other [Member]
Restructuring Reserve [Roll Forward]
Gain on sale of property, plant and equipment for 2014 other immaterial actions								2.6
Efficiency Program [Member]
Restructuring Reserve [Roll Forward]
Cash utilized, net					(1.6)		(2.8)
Restructuring and related charges		9.5			1.2		9.5
Efficiency Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year					6.6	0.0	0.0
(Income) Expense, Net					0.6		9.4
Foreign Currency Translation					0.0		0.0
Cash utilized, net					(1.2)		(2.8)
Non-cash utilized, net					0.0		0.0
Balance End of Year	6.0	6.6			6.0		6.6	0.0
Restructuring and related charges					0.6
Efficiency Program [Member] | Other [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year					0.1	0.0	0.0
(Income) Expense, Net					0.6		0.1
Foreign Currency Translation					0.0		0.0
Cash utilized, net					(0.4)		0.0
Non-cash utilized, net					(0.1)		0.0
Balance End of Year	0.2	0.1			0.2		0.1	0.0
Restructuring and related charges					0.6
Integration Program [Member]
Restructuring Reserve [Roll Forward]
Cash utilized, net							(6.7)	(9.6)
Restructuring and related charges							(1.8)	20.1
Integration Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year				0.0	0.8	9.6	9.6	0.0
(Income) Expense, Net					0.0		(3.4)	17.3
Foreign Currency Translation					0.0		(0.2)	(0.1)
Cash utilized, net					(0.8)		(5.2)	(7.6)
Non-cash utilized, net					0.0		0.0	0.0
Balance End of Year	0.0	0.8			0.0		0.8	9.6	0.0
Integration Program [Member] | Other [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year				0.0	0.1	0.1	0.1	0.0
(Income) Expense, Net					0.0		0.6	1.6
Foreign Currency Translation					0.0		0.0	0.0
Cash utilized, net					0.0		(0.6)	(1.2)
Non-cash utilized, net					0.0		0.0	(0.3)
Balance End of Year	0.1	0.1			0.1		0.1	0.1	0.0
December 2013 Program [Member]
Restructuring Reserve [Roll Forward]
Cash utilized, net							0.0	(15.5)	(0.1)
Restructuring and related charges				13.5					20.0
December 2013 Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year				9.0	1.2	1.2	1.2	9.0
(Income) Expense, Net					0.0		0.0	(0.5)
Foreign Currency Translation					0.0		0.0	(0.2)
Cash utilized, net					0.0		0.0	(7.3)
Non-cash utilized, net					0.0		0.0	0.2
Balance End of Year	1.2	1.2			1.2		1.2	1.2	9.0
December 2013 Program [Member] | Other [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year				0.5	0.0	0.0	0.0	0.5
(Income) Expense, Net					0.0		0.0	(0.2)
Foreign Currency Translation					0.0		0.0	0.0
Cash utilized, net					0.0		0.0	(0.3)
Non-cash utilized, net					0.0		0.0	0.0
Balance End of Year	0.0	0.0			0.0		0.0	0.0	0.5
Other Immaterial Actions [Member]
Restructuring Reserve [Roll Forward]
Restructuring and related charges							3.9	2.7
Other Immaterial Actions [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year				2.7	2.3	3.1	3.1	2.7
(Income) Expense, Net					0.3		1.7	5.0
Foreign Currency Translation					0.0		(0.1)	(0.2)
Cash utilized, net					(1.0)		(2.4)	(4.5)
Non-cash utilized, net					0.0		0.0	0.1
Balance End of Year	1.6	2.3			1.6		2.3	3.1	2.7
Restructuring and related charges								5.3
Other Immaterial Actions [Member] | Other [Member]
Restructuring Reserve [Roll Forward]
Balance Beginning of Year				$ 1.5	0.7	$ 0.0	0.0	1.5
(Income) Expense, Net					0.3		2.1	0.2
Foreign Currency Translation					0.0		0.0	0.0
Cash utilized, net					(0.3)		(1.4)	(1.7)
Non-cash utilized, net					0.0		0.0	0.0
Balance End of Year	$ 0.7	$ 0.7			$ 0.7		$ 0.7	$ 0.0	$ 1.5